As filed with the Securities and Exchange Commission on December 17, 2015

Securities Act File No. 333-207097

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. 2 ☒

Post-Effective Amendment No. ☐

(Check appropriate box or boxes)

Market Vectors ETF Trust

(Exact Name of Registrant as Specified in the Charter)

666 Third Avenue, 9th Floor

New York, New York 10017

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (212) 293-2000

Jonathan R. Simon, Esq.

Vice President and General Counsel

Van Eck Associates Corporation

666 Third Avenue, 9th Floor

New York, NY 10017

(Name and Address of Agent for Service)

Copies to:

Stuart M. Strauss, Esq.

Dechert LLP

1095 Avenue of the Americas

New York, New York 10036

Approximate Date of Proposed Public Offering:  As soon as practicable after the effective date of this Registration Statement.

No filing fee is required because an indefinite number of common shares of beneficial interest of Market Vectors ETF Trust have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

EXPLANATORY NOTE

This Pre-Effective Amendment No. 2 is being filed solely to revise Item 15 to Part C of the Registrant’s Registration Statement on Form N-14 (“Registration Statement”) previously filed with the Securities and Exchange Commission on December 16, 2015. Parts A and B of Pre-Effective Amendment No. 1 to the Registration Statement filed with the Securities and Exchange Commission on December 16, 2015 (SEC accession number 0000930413-15-004761) are incorporated by reference herein.

PART C: OTHER INFORMATION

Item 15.	Indemnification

The response to this item is incorporated herein by reference to Exhibits 1 and 2 under Item 16 below and by reference to Item 30 of the Registrant’s Post-Effective Amendment No. 2,019 to its Registration Statement on Form N-1A dated September 3, 2015 (File Nos. 333-123257; 811-10325).

Insofar as indemnification for liability arising under the Securities Act of 1933 Act (the “1933 Act”), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits:

(1)	Amended and Restated Declaration of Trust.[5]
(2)	Amended and Restated Bylaws of the Trust.[5]
(3)	Not applicable.
(4)	Agreement and Plan of Reorganization (filed herewith as Exhibit A to the Combined Proxy Statement and Prospectus).
(5)	Rights of holders of the securities being registered are contained in Articles II, VII, IX, X and XI of the Registrant’s Amended and Restated Declaration of Trust and Articles II and VII of the Registrant’s Amended and Restated Bylaws.
(6)(a)	Form of Investment Management Agreement between the Trust and Van Eck Associates Corporation (with respect to Market Vectors—Gold Miners ETF).[1]
(6)(b)	Form of Investment Management Agreement between the Trust and Van Eck Associates Corporation (with respect to all portfolios except for Market Vectors—Gold Miners ETF).[3]
(6)(c)	Form of Investment Management Agreement between the Trust and Van Eck Associates Corporation (with respect to certain municipal portfolios).[4]
(6) (d)	Form of Sub-Investment Advisory Agreement between China Asset Management (Hong Kong) Limited and Van Eck Associates Corporation (with respect to Market Vectors ChinaAMC A-Share ETF f/k/a Market Vectors China ETF).[7]
(6)(e)	Form of Sub-Investment Advisory Agreement between China Asset Management (Hong Kong) Limited and Van Eck Associates Corporation (with respect to Market Vectors ChinaAMC MSCI All China ETF and Market Vectors ChinaAMC SME-ChiNext ETF).[6]
(6)(f)	First Amendment to the Form of Sub-Investment Advisory Agreement between China Asset Management (Hong Kong) Limited and Van Eck Associates Corporation (with respect to Market Vectors ChinaAMC SME-ChiNext ETF and Market Vectors ChinaAMC China Bond ETF).[8]
(6)(g)	Form of Investment Management Agreement between the Trust and Van Eck Absolute Return Advisers Corporation (with respect to Market Vectors Dynamic Put Write ETF).[10]
(7)(a)	Form of Distribution Agreement between the Trust and Van Eck Securities Corporation.[2]
(7)(b)	Form of Participant Agreement.[1]
(8)	Not applicable.
(9)	Form of Custodian Agreement between the Trust and The Bank of New York.[1]
(10)	Not applicable.
(11)	Opinion and Consent of Dechert LLP.[11]
(12)(a)	Form of Opinion (with respect to Yorkville High Income MLP ETF and Market Vectors High Income MLP ETF) of Dechert LLP (as to tax matters).[11]
(12)(b)	Form of Opinion (with respect to Yorkville High Income Infrastructure MLP ETF and Market Vectors High Income Infrastructure MLP ETF) of Dechert LLP (as to tax matters).[11]
(13)(a)	Form of Fund Accounting Agreement between the Trust and The Bank of New York.[1]
(13)(b)	Form of Transfer Agency Services Agreement between the Trust and The Bank of New York.[1]
(13)(c)	Form of Sub-License Agreement between the Trust and the Van Eck Associates Corp.[1]
(14)	Consent of Cohen Fund Audit Services, Ltd. (with respect to Form N-14).[11]
(15)	Not applicable.
(16)	Powers of Attorney.[9]

1	Incorporated by reference to the Registrant’s Registration Statement filed on April 28, 2006.
2	Incorporated by reference to the Registrant’s Registration Statement filed on May 11, 2006.
3	Incorporated by reference to the Registrant’s Registration Statement filed on October 6, 2006.
4	Incorporated by reference to the Registrant’s Registration Statement filed on August 27, 2010.
5	Incorporated by reference to the Registrant’s Registration Statement filed on December 20, 2013.
6	Incorporated by reference to the Registrant’s Registration Statement filed on April 14, 2014.
7	Incorporated by reference to the Registrant’s Registration Statement filed on April 30, 2014.
8	Incorporated by reference to the Registrant’s Registration Statement filed on November 7, 2014.
9	Incorporated by reference to the Registrant’s Registration Statement filed on September 23, 2015
10	To be filed by amendment.
11	Incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on December 16, 2015.

Item 17.	Undertakings

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned registrant undertakes to file a post-effective amendment to this registration statement upon the closing of the Reorganization described in this registration statement that contains opinions of counsel supporting the tax matters discussed in this registration statement.

SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of New York and State of New York on this 17th day of December, 2015.

MARKET VECTORS ETF TRUST

By:	/s/ Jan F. van Eck*
Name: Jan F. van Eck
Title: President and Chief Executive Officer

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

/s/ David H. Chow*	Trustee	December 17, 2015
David H. Chow

/s/ R. Alastair Short*	Trustee	December 17, 2015
R. Alastair Short

/S/ Peter J. Sidebottom*	Trustee	December 17, 2015
Peter J. Sidebottom

/s/ Richard D. Stamberger*	Trustee	December 17, 2015
Richard D. Stamberger

/s/ Jan F. van Eck*	President, Chief Executive Officer and Trustee	December 17, 2015
Jan F. van Eck

/s/ John J. Crimmins*	Treasurer, Chief Financial Officer and Principal Accounting Officer	December 17, 2015
John J. Crimmins

*By:	/s/ Jonathan R. Simon
Jonathan R. Simon
Attorney in Fact